Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Components of Inventory	Inventory consists of the following as of:
	June 30, 2015	December 31, 2014
Processed materials	$958,575	$958,575
Total inventories	$958,575	$958,575
Inventory consists of the following as of:
	December 31, 2014	December 31, 2013
Processed materials	$958,575	$986,674
Total inventories	$958,575	$986,674